Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
25. Long-term Debt
Long-term debt & long-term revolving credit facilities, outstanding borrowings and available capacity
	Weighted average interest rate (1)
millions of Canadian dollars	2020	2019	Maturity	2020	2019
Emera
Bankers acceptances, LIBOR loans	Variable	Variable	2024	$263	$437
Unsecured fixed rate notes	2.90%	2.90%	2023	500	500
Fixed to floating subordinated notes (USD)	6.75%	6.75%	2076	1,528	1,559
				$2,291	$2,496
Emera Finance
Unsecured senior notes (USD)	3.86%	3.86%	2021 - 2046	$3,501	$3,572
TECO Finance
Fixed rate notes and bonds (USD)	-	5.15%	-	$-	390
Tampa Electric (2)
Fixed rate notes and bonds (USD)	4.53%	4.53%	2021 - 2050	$3,268	$3,334
PGS
Fixed rate notes and bonds (USD)	4.58%	4.58%	2021 - 2050	$429	$437
NMGC
Fixed rate notes and bonds (USD)	4.30%	4.30%	2021 - 2049	$465	$474
NMGI
Fixed rate notes and bonds (USD)	3.64%	3.64%	2024	$191	$195
NSPI
Discount notes	Variable	Variable	2024	$291	$308
Medium term fixed rate notes	5.14%	5.37%	2025 - 2097	2,665	2,365
				$2,956	$2,673
Emera Maine
LIBOR loans and demand loans		Variable		$-	$11
Secured fixed rate mortgage bonds (USD)	-	9.74%	-	-	65
Unsecured senior fixed rate notes (USD)	-	4.15%	-	-	442
				$-	$518
EBP
Senior secured credit facility	Variable	Variable	2023	$249	$248
ECI
Secured senior notes (USD)	Variable	Variable	2021 - 2031	$106	$130
Amortizing fixed rate notes (USD)	3.92%	3.89%	2021 - 2022	100	$122
Non-revolving term facility, floating rate	Variable	-	2025	28	$-
Non-revolving term facility, fixed rate	2.60%	-	2025	68	$-
Secured fixed rate senior notes (3)	4.39%	4.84%	2022 - 2035	174	$218
				$476	$470
Adjustments
Fair market value adjustment - TECO Energy acquisition (4)				$5	$8
Debt issuance costs				(110)	(119)
Classification as liabilities held for sale (5)				-	(516)
Amount due within one year				(1,382)	(501)
				$(1,487)	$(1,128)
Long-Term Debt				$12,339	$13,679
(1) Weighted average interest rate of fixed rate long-term debt.
(2) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(3) Notes are issued and payable in either USD, BBD or East Caribbean Dollar (XCD).
(4) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired. The fair market value adjustment is amortized over the remaining term of the debt.
(5) On March 24,2020 Emera sold Emera Maine. Refer to note 4 for further detail. As at December 31, 2019, Emera Maine’s assets and liabilities are classified as held for sale.

The Company’s total long-term revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2020	2019
Emera – revolving credit facility (1)	June 2024	$900	$900
NSPI - revolving credit facility (1)	October 2024	600	600
ECI – revolving credit facilities	2021-2023	28	25
Emera Maine – revolving credit facility		-	104
Total		1,528	1,629
Less:
Borrowings under credit facilities		569	771
Letters of credit issued inside credit facilities		31	65
Use of available facilities		600	836
Available capacity under existing agreements		$928	$793
(1) Advances on the revolving credit facility can be made by way of overdraft on accounts up to $50 million.

As at
	Financial Covenant	Requirement	December 31, 2020
Emera
Syndicated credit facilities	Debt to capital ratio	Less than or equal to 0.70 to 1	0.56 : 1

Long-Term Debt Maturities
millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Emera	$-	$-	$500	$263	$-	$1,528	$2,291
Emera US Finance LP	955	-	-	-	-	2,546	3,501
Tampa Electric	295	286	-	-	-	2,687	3,268
PGS	59	33	-	-	-	337	429
NMGC	-	-	-	-	-	465	465
NMGI	-	-	-	191	-	-	191
NSPI	-	-	-	291	125	2,540	2,956
EBP	-	-	249	-	-	-	249
ECI	73	88	60	75	101	79	476
Total	$1,382	$407	$809	$820	$226	$10,182	$13,826